Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Cash and cash equivalents	Cash and cash equivalents

	United States Dollar
Figures in millions unless otherwise stated	2025	2024

Cash at bank and on hand	1,779.2	860.2
Total cash and cash equivalents[1]	1,779.2	860.2
[1]Cash and cash equivalents include secured cash deposits of US$119.0 million (2024: US$80.1 million) in Australia and US$20.0 million (2024: US$20.0 million) in Peru, set aside for future rehabilitation costs. The contributions in Australia and Peru are pro-active and not legally required by local legislation.